Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2016
Registrant Name	Mairs & Power Funds Trust
Central Index Key	0001521353
Amendment Flag	false
Document Creation Date	Apr. 28, 2017
Document Effective Date	Apr. 30, 2017
Prospectus Date	Apr. 30, 2017
Mairs & Power Growth Fund | Investor Class
Prospectus:
Trading Symbol	MPGFX
Mairs & Power Balanced Fund | Investor Class
Prospectus:
Trading Symbol	MAPOX
Mairs & Power Small Cap Fund | Investor Class
Prospectus:
Trading Symbol	MSCFX